Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Total assets	$ 116,563,473	$ 102,926,078			$ 116,563,473		$ 97,601,550	$ 61,989,678
Interest income	58,149	63,329	$ 164,381	$ 291,330	121,478	$ 455,711	655,125	1,107,093
Interest expense & accretion	(2,092,965)	(2,210,998)	(2,176,868)	(2,083,735)	(4,303,963)	(4,260,603)	(8,091,412)	(7,124,527)
Net income (loss) for the period	$ 20,459,888	$ (6,346,213)	$ (3,902,404)	$ (5,582,036)	$ 14,113,675	$ (9,484,440)	$ (25,341,623)	$ (13,432,539)